TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Schedule of transactions with related parties
		Nature of relationship with related	Country	Nature of related parties		Transaction amount with related parties As of December 31,
Tax No.	Related party	parties	of origin	transactions	Currency	2021	2020	2019
						ThUS$	ThUS$	ThUS$
96.810.370-9	Inversiones Costa Verde Ltda. y CPA.	Related director	Chile	Tickets sales		23	28	16
				Loans received (*)	CLP	(35,412)	(100,013)	-
				Interest accrued (*)	CLP	(34,694)	(5,700)	-
78.591.370-1	Bethia S.A and subsidiaries	Related director	Chile	Services provided of cargo transport	CLP	-	-	556
				Services received from National and International Courier	CLP	-	-	(3)
				Sales commissions	CLP	-	-	(218)
				Services received advertising	CLP	-	-	(726)
87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	Services provided	CLP	26	13	61
76.335.600-0	Parque de Chile S.A.	Related director	Chile	Tickets sales	CLP	-	-	9
96.989.370-3	Rio Dulce S.A.	Related director	Chile	Tickets sales	CLP	9	5	-
Foreign	Patagonia Seafarms INC	Related director	U.S.A	Services provided of cargo transport		15	40	-
Foreign	TAM Aviação Executiva e Taxi Aéreo S.A.	Common shareholder	Brazil	Services provided	BRL	12
				Services provided of cargo transport	BRL	-	13	58
				Services received	BRL	-	-	2
Foreign	Qatar Airways	Indirect shareholder	Qatar	Services provided by aircraft lease	US$	-	22,215	39,528
				Interlineal received service	US$	(6,387)	(4,736)	(2,050)
				Interlineal provided service	US$	6,283	3,141	3,739
				Services provided of handling	US$	1,493	1,246	1,106
				Compensation for early return of aircraft	US$	-	9,240	-
				Services provided / received others	US$	(963)	1,160	996
Foreign	Delta Air Lines, Inc.	Shareholder	U.S.A	Interlineal received service	US$	(11,768)	(4,160)	-
				Interlineal provided service	US$	7,695	4,357	-
				Compensation for cancellation of aircraft purchase	US$	-	62,000	-
				Compensation for cancellation of aircraft purchase	US$	(59)	3,310	-
				Compensation for cancellation of aircraft purchase	US$	(318)	30	-
Foreign	QA Investments Ltd	Common shareholder	Jersey Channel Islands	(*)Loans received	US$	(8,853)	(125,016)	-
				(*)Interest accrued	US$	(8,673)	(7,125)	-
Foreign	QA Investments 2 Ltd	Common shareholder	Jersey Channel Islands	(*)Loans received	US$	(44,266)	(125,016)	-
				(*)Interest accrued	US$	(43,367)	(7,125)	-
Foreign	Lozuy S.A.	Common shareholder	Uruguay	(*)Loans received	US$	(44,266)	(25,003)	-
				(*)Interest accrued	US$	(43,367)	(1,425)	-

(*)	Corresponding to DIP tranche C.

Schedule of key management personnel compensation
	For the year ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Remuneration	9,981	8,395	13,701
Management fees	1,016	257	411
Non-monetary benefits	501	1,719	1,815
Short-term benefits	16,639	13,624	31,124
Long-term benefits	-	-	8,577
Share-based payments	-	-	3,296
Termination benefits	513	4,539	1,428

Total	28,650	28,534	60,352